Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 225,051	$ 277,856
Trade payables		370,142	$ 626,190
Accrued research and development expenses	126,767	65,204
Accrued research and development expenses		73,143	242,066
Inventory related accruals		735	41,004
Employee compensation, benefits and related accruals	373,540	417,927
Employee compensation, benefits and related accruals		490,405	488,278
Accrued general and administrative expenses	286,193	469,858	256,473
Accounts payable and accrued liabilities	$ 1,011,551	1,230,845
Accounts payable and accrued liabilities		$ 1,404,283	$ 1,654,011